Net financial income/(expense) - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income [Line Items]
Financial assets at value of changes in results	€ 574,000,000	€ 11,000,000	€ 47,000,000
FGP Topco limited [Member]
Finance income [Line Items]
Percentage of the sale of the FGP Topco	19.75%
Airports division [Member]
Finance income [Line Items]
Financial assets at value of changes in results	€ 547,000,000
Recognition of financial assets at fair value through profit or loss of other assets	€ 0.0525
Airports division [Member] | FGP Topco limited [Member]
Finance income [Line Items]
Percentage of the sale of the FGP Topco	19.75%